Combined and Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 25,703,000	$ 51,615,000	$ 4,207,000
Short-term available-for-sale investments	25,996,000
Prepaid expenses and other current assets	323,000	193,000	35,000
Total current assets	52,022,000	51,808,000	4,242,000
Property and equipment, net	14,000	8,000	9,000
Other assets	2,084,000	12,000	39,000
Total assets	54,120,000	51,828,000	4,290,000
Current liabilities:
Accounts payable	569,000	606,000	121,000
Accrued compensation	500,000	331,000	51,000
Series A-1 convertible preferred shares issuable to Amgen			1,003,000
Income tax payable	63,000	155,000	7,000
Other accrued liabilities	1,280,000	432,000	120,000
Total current liabilities	2,412,000	1,524,000	1,302,000
Other long-term liabilities	165,000	230,000	4,000
Total liabilities	2,577,000	1,754,000	1,306,000
Commitments and contingencies (Note 5)
Convertible preferred stock	74,572,000	61,091,000	6,711,000
Stockholders' deficit
Common stock-$0.0001 par value, 7,461,537, 12,003,891 and 1,509,712 shares issued and outstanding as of December 31, 2012 and 2013 and September 30, 2014 (unaudited), respectively		1,000	1,000
Additional paid-in capital	7,344,000	2,200,000	382,000
Notes receivable from stockholder		(335,000)
Accumulated other comprehensive loss	(11,000)
Accumulated deficit	(30,362,000)	(12,883,000)	(4,110,000)
Total stockholders' deficit	(23,029,000)	(11,017,000)	(3,727,000)
Total liabilities, convertible preferred stock and stockholders' deficit	54,120,000	51,828,000	4,290,000
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock	19,909,000	19,909,000	4,946,000
Series A One Convertible Preferred Stock
Current liabilities:
Convertible preferred stock	2,768,000	2,768,000	1,765,000
Series B Convertible Preferred Stock
Current liabilities:
Convertible preferred stock	$ 51,895,000	$ 38,414,000